Contingent Consideration - Reconciliation of Level 3 Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Remeasurement loss/(gain) recognized in the statement of operations	$ 2,401	$ 131	$ 1,907	$ 9,600	$ 5,503	$ (5,094)
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		999	$ 8,960	8,960	24,656	0
Remeasurement loss/(gain) recognized in the statement of operations		(131)		(9,600)	(5,503)
Ending balance		$ 868		$ 999	$ 8,960	$ 24,656